Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
7. Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following:

	Successor
($ in thousands)	May 31, 2021	February 28, 2021
Accrued compensation	$20,834	$34,298
Accrued severance and retention	117	349
Trade accounts payable	17,886	17,858
Accrued professional services	3,227	2,938
Restructuring liability	774	1,639
Taxes payable	2,279	1,892
Interest payable	1,556	1,293
Other	9,490	9,966

Total accounts payable and accrued liabilities	$56,163	$70,233

10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities consisted of the following:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Accrued compensation	$34,298	$25,011
Accrued severance and retention	349	2,613
Trade accounts payable	17,858	13,508
Accrued professional services	2,938	3,168
Restructuring liability	1,639	1,117
Taxes payable	1,892	1,404
Interest payable	1,293	309
Other	9,966	11,321
Total accounts payable and accrued Liabilities	$70,233	$58,451